Property And Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Depreciation	¥ 32,457	$ 4,974	¥ 30,819	¥ 24,498
Capital Leases,Accumulated Depreciation	7,455		3,608		$ 1,143
Laboratory Equipment [Member]
Capital Leased Assets, Gross	14,794		14,794		2,267
Electronic Equipment [Member]
Capital Leased Assets, Gross	3,048		3,048		467
Furniture And Tools [Member]
Capital Leased Assets, Gross	¥ 402		¥ 402		$ 62